Financial risk management and financial instruments - Commodity Price Risk (Details) - $ / bbl	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Maximum
Financial risk management and financial instruments
Dated Brent Crude price	76.44	69.96
Average
Financial risk management and financial instruments
Dated Brent Crude price	54.20	51.22
Minimum
Financial risk management and financial instruments
Dated Brent Crude price	36.21	13.24